Related Party Transactions (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019	Nov. 03, 2020
Related Party Transaction [Line Items]
Revenues	$ 9,039,883	$ 6,955,930	$ 5,358,656
Disposal group, disposed of by sale, not discontinued operations | Sale of subsidiary
Related Party Transaction [Line Items]
Sale of subsidiary				$ 180,700
Sale of property
Related Party Transaction [Line Items]
Number of common stock exchanged with related party (in shares)			780,315
Number of common stock exchanged with related party, price per share (in dollars per share)			$ 21.03
Investment banking
Related Party Transaction [Line Items]
Revenues	4,365,699	2,501,494	$ 1,526,992
Investment banking | Co-sponsored Companies
Related Party Transaction [Line Items]
Revenues	45,500
Private Equity Related Funds
Related Party Transaction [Line Items]
Loans to and/or equity investments in related funds	27,100	19,000
Net gains (losses) from private equity related funds	7,700	(3,000)	(5,700)
Affiliated entity | Berkadia | Jefferies Group
Related Party Transaction [Line Items]
Purchase commitment	425,600	401,000
Affiliated entity | FXCM | Jefferies Group | Payables, expense accruals and other liabilities
Related Party Transaction [Line Items]
OTC foreign exchange contracts	700	2,700
Affiliated entity | Jefferies Finance
Related Party Transaction [Line Items]
Purchases of loan receivables			$ 65,300
Officers and employees
Related Party Transaction [Line Items]
Loans outstanding to related party	$ 23,100	$ 38,900